Revenues	9 Months Ended
May 31, 2025
Revenues
Revenues

17. Revenues

	Three-month period	Three-month period	Nine-month period	Nine-month period
	ended May 31,	ended May 31,	ended May 31,	ended May 31,
	2025	2024	2025	2024
	$	$	$	$
Sales of boats	150,557	581,481	307,721	840,188
Sales of parts and boat maintenance	9,815	17,899	51,375	53,810
Boat rental and boat club membership revenue	45,156	460,773	94,125	1,881,158
Sale of powertrains	80,025	—	80,025	—
	285,553	1,060,153	533,246	2,775,156

Revenues from external customers for the three and nine-month periods ended May 31, 2025 were primarily from the U.S.